Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Shareholder transaction reserve [Member]	Translation reserve [Member]	Capital reserves [Member]	Accumulated profit/(loss) [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2015	$ 1,267,210		$ (16,916)	$ 2,212	$ (191,292)	$ 1,061,214	$ 202,341	$ 1,263,555
Share based payments	240			307		547	285	832
Dividend to holders of non-controlling interests in subsidiaries							(35,255)	(35,255)
Acquisition of non-controlling interest in subsidiary					670	670	20,325	20,995
Contribution from non-controlling interest							2,441	2,441
Transactions with controlling shareholder		3,540				3,540		3,540
Gain in fair value of shareholder loan		23,019				23,019		23,019
Total comprehensive income for the year
Net profit for the year					(411,937)	(411,937)	17,935	(394,002)
Other comprehensive income/(loss) for the year, net of tax			(4,829)	9,056	(39)	4,188	4,891	9,079
Balance at Dec. 31, 2016	1,267,450	26,559	(21,745)	11,575	(602,598)	681,241	212,963	894,204
Share based payments	(240)			748		508	449	957
Dividend to holders of non-controlling interests in subsidiaries							(33,848)	(33,848)
Sale of colombian assets							(8,890)	(8,890)
Non-controlling interests in respect of business combination							(50)	(50)
Sale of subsidiaries - Latin America and Caribbean businesses			(5,650)	2,045		(3,605)	(170,513)	(174,118)
Dilution of investment in subsidiary			299	(4,691)	62,210	57,818	42,550	100,368
Fair value of shareholder loan		(23,019)				(23,019)		(23,019)
Total comprehensive income for the year
Net profit for the year					236,590	236,590	31,530	268,120
Other comprehensive income/(loss) for the year, net of tax			25,504	9,620	(1,539)	33,585	7,843	41,428
Balance at Dec. 31, 2017	1,267,210	3,540	(1,592)	19,297	(305,337)	983,118	68,229	1,051,347
Share based payments				1,411		1,411	403	1,814
Capital distribution	(664,760)					(664,760)		(664,760)
Dividend to holders of non-controlling interests in subsidiaries							(8,219)	(8,219)
Dividends paid					(100,118)	(100,118)		(100,118)
Transactions with controlling shareholder		(3,540)				(3,540)		(3,540)
Acquisition of shares of subsidiary from holders of rights not conferring control					336	336	4	340
Capital reserve in respect of transactions with holders of non-controlling interests							207	207
Total comprehensive income for the year
Net profit for the year					434,213	434,213	10,625	444,838
Other comprehensive income/(loss) for the year, net of tax			2,394	(3,854)	(177)	(1,637)	(4,554)	(6,191)
Balance at Dec. 31, 2018	$ 602,450		$ 802	$ 16,854	$ 28,917	$ 649,023	$ 66,695	$ 715,718